Schedule I-Condensed Financial Information of the Parent Company - Balance Sheets (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 CNY (¥)
ASSETS
Cash and cash equivalents	¥ 21,938,653	$ 3,180,806	¥ 16,297,410		¥ 11,995,415
Total assets	65,475,510	9,493,057	62,287,541
LIABILITIES AND SHAREHOLDERS' EQUITY
Amount due to subsidiaries | ¥	151,736
Deferred income	400,207	58,025	449,693
Total liabilities	31,402,467	4,552,928	28,459,225
SHAREHOLDERS' EQUITY:
Treasury shares, at cost (2,742,990 and 22,438,760 Class A shares as of December 31, 2021 and 2022, respectively)	(8,352,511)	(1,211,000)	(1,927,719)
Additional paid-in capital	13,091,781	1,898,130	12,227,637
Retained earnings	28,720,304	4,164,053	22,421,488
Accumulated other comprehensive loss	(707,628)	(102,596)	(88,599)
Total Vipshop Holdings Limited shareholders' equity	32,752,037	4,748,601	32,632,898
Total liabilities and shareholders' equity	65,475,510	9,493,057	62,287,541
Class A ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary shares	¥ 80	$ 12	¥ 80
Additional disclosure
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Common shares, shares authorized	483,489,642	483,489,642	483,489,642
Common shares, shares issued	124,060,090	124,060,090	122,975,885
Common shares, shares outstanding	101,621,330	101,621,330	120,232,895
Treasury shares (in shares)	22,438,760	22,438,760	2,742,990
Class B ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary shares	¥ 11	$ 2	¥ 11
Additional disclosure
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Common shares, shares authorized	16,510,358	16,510,358	16,510,358
Common shares, shares issued	15,560,358	15,560,358	15,560,358
Common shares, shares outstanding	15,560,358	15,560,358	15,560,358
Parent company
ASSETS
Cash and cash equivalents	¥ 1,624	$ 235	¥ 337
Investment in subsidiaries	36,076,969	5,230,669	28,904,332
Amount due from subsidiaries	376,331	54,563	3,812,267
Total assets	36,454,924	5,285,467	32,716,936
LIABILITIES AND SHAREHOLDERS' EQUITY
Accrued expenses and other current liabilities	169,335	24,549	54,374
Amount due to subsidiaries	3,533,552	512,317
Deferred income | ¥			29,664
Total liabilities	3,702,887	536,866	84,038
SHAREHOLDERS' EQUITY:
Additional paid-in capital	13,091,781	1,898,130	12,227,637
Retained earnings	28,720,304	4,164,053	22,421,488
Accumulated other comprehensive loss	(707,628)	(102,596)	(88,599)
Total Vipshop Holdings Limited shareholders' equity	32,752,037	4,748,601	32,632,898
Total liabilities and shareholders' equity	36,454,924	5,285,467	32,716,936
Parent company | Class A ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary shares	¥ 80	$ 12	¥ 80
Additional disclosure
Common shares, shares authorized	483,489,642	483,489,642	483,489,642
Common shares, shares issued	124,060,090	124,060,090	122,975,885
Common shares, shares outstanding	101,621,330	101,621,330	120,232,895
Treasury shares (in shares)	22,438,760	22,438,760	2,742,990
Parent company | Class B ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary shares	¥ 11	$ 2	¥ 11
Additional disclosure
Common shares, shares authorized	16,510,358	16,510,358	16,510,358
Common shares, shares issued	15,560,358	15,560,358	15,560,358
Common shares, shares outstanding	15,560,358	15,560,358	15,560,358